Risk Report - Asset Quality - Modified Assets Amortized Cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Modified Assets Amortized Cost [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 0
Stage 1 [Member]
Modified Assets Amortized Cost [Line Items]
Net modification gain/losses recognized	0
Stage 1 [Member] | Modified Assets Amortized Cost [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	€ 0
Stage 3 POCI [Member]
Modified Assets Amortized Cost [Line Items]
Net modification gain/losses recognized	€ 0	0
Stage 3 POCI [Member] | Modified Assets Amortized Cost [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification		€ 0